PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
		Nov. 30, 2021	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Changes in equity [abstract]
Balance as			$ 25,554.0		$ 26,391.0		$ 21,673.0
Issue of equity			763.0	[1],[2]	13.0	[3]	2,974.0	[4]
Repurchased and cancelled	[1]		(25.0)
Balance as			34,016.0		25,554.0		26,391.0
Limited Partners 1
Changes in equity [abstract]
Balance as			5,372.0		5,702.0		4,233.0
Issue of equity			12.0	[1],[2]	13.0	[3]	545.0	[4]
Repurchased and cancelled	[1]		(25.0)
Balance as			5,321.0		5,372.0		5,702.0
Non-controlling Interest - Redeemable Partnership Units
Changes in equity [abstract]
Balance as			2,263.0		2,408.0		1,687.0
Issue of equity	[4]						(400.0)
Balance as			2,190.0		$ 2,263.0		$ 2,408.0
Partners' capital
Changes in equity [abstract]
Repurchased and cancelled			$ (25.0)
Repurchased and cancelled (in shares)			1,000,000		0		0
Partners' capital | Inter Pipeline
Changes in equity [abstract]
Issue of equity							$ 1,642.0
Issued for cash (in shares)							38,985,604
Partners' capital | Special General Partner
Changes in equity [abstract]
Balance as			$ 19.0		$ 19.0		$ 19.0
Opening balance (in shares)			2,400,631		2,400,631		2,400,631
Ending balance (in shares)			2,400,631		2,400,631		2,400,631
Balance as			$ 19.0		$ 19.0		$ 19.0
Partners' capital | Limited Partners 1
Changes in equity [abstract]
Balance as			$ 6,092.0		$ 6,074.0		$ 5,526.0
Opening balance (in shares)			458,380,315		457,901,280		443,147,915
Issue of equity			$ 12.0	[1],[2]	$ 13.0	[3]	$ 545.0	[4]
Issued for cash (in shares)		14,200,000	416,225		338,953		14,564,499
Issuance of equity upon conversion, value			$ 4.0		$ 5.0		$ 3.0
Issuance of equity upon conversion, shares (in shares)			168,839		140,082		188,866
Repurchased and cancelled	[1]		$ (12.0)
Repurchased and cancelled (in shares)			908,674
Ending balance (in shares)			461,343,972		458,380,315		457,901,280
Number of shares converted (in shares)			3,287,267
Units converted to exchangeable shares, value			$ (100.0)
Balance as			6,196.0		$ 6,092.0		$ 6,074.0
Partners' capital | Non-controlling Interest - Redeemable Partnership Units
Changes in equity [abstract]
Balance as			$ 2,728.0		$ 2,728.0		$ 2,328.0
Opening balance (in shares)			193,587,223		193,587,223		182,930,702
Issue of equity		$ 400.0					$ 400.0
Issued for cash (in shares)		10,700,000					10,656,521
Ending balance (in shares)			190,299,956		193,587,223		193,587,223
Number of shares converted (in shares)			3,287,267
Units converted to exchangeable shares, value			$ (100.0)
Balance as			2,628.0		$ 2,728.0		$ 2,728.0
Partners' capital | Non-controlling interest— BIPC exchangeable shares
Changes in equity [abstract]
Balance as			$ 1,757.0		$ 1,755.0		$ (19.0)
Opening balance (in shares)			110,567,671		110,157,540		67,441,451
Issue of equity			$ 751.0				$ 128.0
Issued for cash (in shares)			21,094,441				3,210,037
Conversions			$ 4.0		$ 2.0		$ 4.0
Conversions (in shares)			209,954		410,131		520,448
Ending balance (in shares)			131,872,066		110,567,671		110,157,540
Balance as			$ 2,512.0		$ 1,757.0		$ 1,755.0
Partners' capital | Non-controlling Interest - Exchange LP Units, equity
Changes in equity [abstract]
Balance as			$ 401.0		$ 408.0		$ 156.0
Opening balance (in shares)			6,464,819		7,015,032		1,611,508
Issue of equity							$ 259.0
Issuance of BIPC exchangeable LP units (in shares)					$ 6,100,000		$ 6,112,838
Conversions			$ (8.0)		$ (7.0)		$ (7.0)
Conversions (in shares)			(378,793)		(550,213)		(709,314)
BIPC exchangeable shares			$ (4.0)		$ (5.0)		$ (5.0)
BIPC exchangeable LP converted to BIPC exchangeable (in shares)			$ (200,000)		$ (400,000)		$ (600,000)
Exchange LP conversion (in shares)			(200,000)		(200,000)		(100,000)
Ending balance (in shares)			6,086,026		6,464,819		7,015,032
Exchange LP unit conversion, value			$ (4.0)		$ (2.0)		$ (2.0)
Balance as			393.0		401.0		408.0
Preferred Unitholders Capital
Changes in equity [abstract]
Balance as			$ 918.0		$ 1,138.0		$ 1,130.0
Opening balance (in shares)			43,901,312		55,881,062		57,867,650
Issue of equity			$ 0.0		$ 0.0		$ 194.0
Issued for cash (in shares)			0		0		8,000,000
Ending balance (in shares)			43,901,312		43,901,312		55,881,062
Repurchased and cancelled			$ 0.0		$ (220.0)		$ (186.0)
Balance as			$ 918.0		$ 918.0		$ 1,138.0

[1]	Refer to Note 27, Partnership Capital.
[2]	Refer to Note 6, Acquisition of Businesses
[3]	Refer to Note 27, Partnership Capital.
[4]	Refer to Note 27, Partnership Capital.